Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 29, 2019	Dec. 04, 2017	Sep. 18, 2017	Jan. 29, 2017	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of market value of common stock, stock options exercise price					100.00%
Percentage of market value of common stock, restricted stock award granted					100.00%
Granted, Number of Options					584,297
2018 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock allowed to be issued					5,726,035
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock-based compensation					$ 1,431
Stock-based compensation awards, weighted-average period recognized					3 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock-based compensation					$ 2,357
Stock-based compensation awards, weighted-average period recognized					1 year 7 months 2 days
Shares granted					792,803
Restricted Stock [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted					625,881
Restricted Stock [Member] | Non-Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted					166,922
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock-based compensation					$ 620
Stock-based compensation awards, weighted-average period recognized					2 years
Shares granted					226,352
Restricted Stock Units [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted					226,352
Restricted Stock Agreement #1 [Member] | Common Stock [Member] | Mr. Camille Farhat [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		850,000
Restricted Stock Agreement #2 [Member] | Common Stock [Member] | Mr. Camille Farhat [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		150,000
Option Agreement [Member] | Mr. Camille Farhat [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement exercise price				$ 3.20
Share-based compensation arrangement expiration date				Jan. 26, 2022
Option Agreement [Member] | Mr. Camille Farhat [Member] | Average Stock Price Benchmark One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award number of options expected to vest				650,000
Stock-based compensation award, vesting rights description					Company’s average publicly traded stock price is over $6.00 for a sixty- consecutive calendar day period
Option Agreement [Member] | Mr. Camille Farhat [Member] | Average Stock Price Benchmark Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award number of options expected to vest				650,000
Stock-based compensation award, vesting rights description					Company’s average publicly traded stock price is over $7.00 for a sixty-consecutive calendar day period.
Option Agreement [Member] | Mr. Camille Farhat [Member] | Average Stock Price Benchmark Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award number of options expected to vest				650,000
Stock-based compensation award, vesting rights description					Company’s average publicly traded stock price is over $8.00 for a sixty-consecutive calendar day period.
Option Agreement [Member] | Mr. Jonathon Singer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement exercise price			$ 4.55
Share-based compensation arrangement expiration date			Sep. 18, 2027
Stock-based compensation award, vesting rights description					e Company’s average publicly traded stock price is over $7.00 per share for a sixty-consecutive calendar day period.
Option Agreement [Member] | Mr. Jonathon Singer [Member] | Average Stock Price Benchmark One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award number of options expected to vest			102,300
Option Agreement [Member] | Mr. Jonathon Singer [Member] | Average Stock Price Benchmark Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award number of options expected to vest			102,300
Stock-based compensation award, vesting rights description					Company’s average publicly traded stock price is over $8.00 per share for a sixty-consecutive calendar day period.
Option Agreement [Member] | Mr. Jonathon Singer [Member] | Average Stock Price Benchmark Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award number of options expected to vest			102,300
Stock-based compensation award, vesting rights description					Company’s average publicly traded stock price is over $9.00 per share for a sixty-consecutive calendar day period.
Option Agreement [Member] | Mr. Terry Rich [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement exercise price	$ 2.09
Share based compensation arrangement by share based payment award number of options expected to vest	62,799
Option Agreement [Member] | Mr. Terry Rich [Member] | Average Stock Price Benchmark One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation award, vesting rights description					On the first anniversary of the grant date
Option Agreement [Member] | Mr. Terry Rich [Member] | Average Stock Price Benchmark Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award number of options expected to vest	15,700
Stock-based compensation award, vesting rights description					per calendar quarter commencing on the fifteenth month following the grant date and continuing for two years after.
Option Agreement [Member] | Common Stock [Member] | Mr. Camille Farhat [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of Options				1,950,000
Option Agreement [Member] | Common Stock [Member] | Mr. Jonathon Singer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of Options			306,900
Option Agreement [Member] | Common Stock [Member] | Mr. Terry Rich [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of Options	188,397
Restricted Stock Agreement [Member] | Mr. Terry Rich [Member] | Average Stock Price Benchmark One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award number of options expected to vest	41,866
Stock-based compensation award, vesting rights description					On the first anniversary of the grant date
Restricted Stock Agreement [Member] | Mr. Terry Rich [Member] | Average Stock Price Benchmark Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award number of options expected to vest	10,467
Stock-based compensation award, vesting rights description					per calendar quarter commencing on the fifteenth month following the grant date and continuing for two years year after.
Restricted Stock Agreement [Member] | Common Stock [Member] | Mr. Terry Rich [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	125,598
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options granted					5 years
Minimum [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation award, vesting period					1 year
Minimum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation award, vesting period					1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options granted					10 years
Maximum [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation award, vesting period					5 years
Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation award, vesting period					0 years